Basic and Diluted Net (Loss)/ Income Per Share - Schedule Of Earnings Per Share Basic And Diluted (Parenthetical) (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share Basic And Diluted [Line Items]
Anti-dilutive effect		372,273	1,051,152
Weighted average number of shares outstanding	215,684	0	0
Weighted average exercise price	$ 0.01	$ 0.01	$ 0.01
Class A Ordinary Shares [Member]
Earnings Per Share Basic And Diluted [Line Items]
Conversion ratio of ADS shares	one (1) ADS to fourteen (14) Class A ordinary share